NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Schedule of cash flows generated from operating activities

	Notes	2017	2018	2019
Cash flows generated from operating activities
Profit before income tax		3,049,175	2,264,514	2,113,801

Adjustments for:
Share of profits and losses of joint ventures	8(a)	(8,151)	199,452	(270,115)
Share of profits and losses of associates	8(b)	165,249	(39,335)	(48,767)
Depreciation of property, plant and equipment	6	6,554,842	7,499,322	7,094,716
Depreciation of investment properties	7	14,105	22,229	26,559
Depreciation of right-of-use assets	19	—	—	1,075,825
Gain on disposal of other property, plant and equipment and land use rights, net	27	(76,739)	(101,098)	(242,960)
Impairment losses on property, plant and equipment	6	16,200	46,484	259,354
Impairment losses of intangible assets	5	8,134	—	1,448
Amortization of intangible assets	5	275,877	295,901	338,938
Amortization of land use rights	19	91,579	108,152	—
Amortization of prepaid expenses included in other non-current assets		127,793	130,148	254,205
Realized and unrealized losses/(gains) on futures, option and forward contracts	27	155,024	(141,459)	(50,820)
Gain on previously held equity interest remeasured at acquisition-date fair value	27	(117,640)	(748,086)	—
Gain on disposals and deemed disposals of subsidiaries	27	(325,022)	(3,517)	(261,187)
Loss/(gains) on disposal of investments in associates	27	—	1,904	(159,514)
Gain on disposal of business	27	—	—	(262,677)
Gain on share of associates’ net assets	27	—	—	(295,288)
Gain on disposal of and dividends from equity investments	27	(79,408)	(109,914)	(97,775)
Receipt of government subsidies		(202,359)	(158,109)	(112,141)
Interest income		(183,036)	—	—
Finance costs	28	5,204,337	4,882,496	4,921,179
Change in special reserve		58,743	6,605	(23,085)
Others		(16,951)	75,381	(11,555)

		14,711,752	14,231,070	14,250,141
Changes in working capital:
Decrease/(increase) in inventories		(2,662,507)	1,194,454	929,027
Increase in trade and notes receivables		(1,963,178)	(2,473,006)	(1,050,860)
Decrease in other current assets		1,275,535	916,681	(360,639)
(Increase)/decrease in restricted cash		(137,745)	530,284	859,507
(Increase)/decrease in other non-current assets		(422,845)	425,739	547,287
(Decrease)/increase in trade and notes payables		1,600,975	(5,559)	(1,385,081)
Increase/(decrease) in other payables and accrued liabilities		1,672,658	(945,270)	(560,914)
Increase in other non-current liabilities		81,878	105,386	(206,354)

Cash generated from operations		14,156,523	13,979,779	13,022,114

PRC corporate income taxes paid		(949,383)	(947,703)	(548,625)

Net cash generated from operating activities		13,207,140	13,032,076	12,473,489

Non-cash transactions of investing activities and financing activities
Capital injection to an associate and joint ventures by non-cash assets		186,450	—	—
Equity exchange arrangement		—	10,735,214	—
Investment in a joint venture used gallium business		—	—	352,848
Non-controlling shareholders forfeited sharing of profit or equity interest		—	—	149,322
Endorsement of notes receivables accepted from the sale of goods or services for purchase of property, plant and equipment		372,816	2,384,046	1,504,162
Acquisition of equity investments designated at fair value through other comprehensive income by exchanging equity in a subsidiary		—	—	350,911
Acquisition of businesses at non-cash consideration		50,058	70,087	—
Finance lease		44,342	113,601	—

Schedule of reconciliation of liabilities arising from financing activities

			Financial
			liabilities	Financial
			included in	liabilities
	Financial		other current	included in
	liabilities at fair		payables and	other non-	Interest bearing
	value through	Trade and	accrued	current	loans and
	profit or loss	notes payables	expenses	liabilities	borrowings	Total
As at January 1, 2018	89,426	12,360,441	11,363,236	769,061	103,270,773	127,852,937

Net cash generated from operating activities	—	(3,996)	(624,504)	—	—	(628,500)

Net cash flows from/(used in) investing activities	(87,660)	1,646,299	(193,345)	—	7,263,251	8,628,545
Payment of upfront interest of gold leasing arrangement	—	—	—	—	2,323,105	2,323,105
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	—	—	—	—	13,185,034	13,185,034
Repayments of medium-term notes and short-term bonds	—	—	—	—	(21,815,000)	(21,815,000)
Repayments of gold leasing arrangement	—	—	—	—	(7,519,283)	(7,519,283)
Drawdown of short-term and long-term bank and other loans	—	—	—	—	76,899,591	76,899,591
Repayments of short-term and long-term bank and other loans	—	—	(1,000,000)	—	(69,560,667)	(70,560,667)
Proceeds from finance lease, net of deposit and transaction costs	—	—	—	—	1,204,843	1,204,843
Capital elements of finance lease rental payment	—	—	—	—	(3,915,404)	(3,915,404)
Dividends paid by subsidiaries to non-controlling shareholders	—	—	277,771	—	—	277,771
Amortization of unrecognized finance expenses and interest expense	—	—	—	6,090	521,295	527,385
Interest paid	—	—	(460,147)	(24,736)	(85,578)	(570,461)
Reclassification	—	—	(90,644)	90,644	—	—
Net cash (used in)/ generated from financing activities	—	—	(1,273,020)	71,998	(8,762,064)	(9,963,086)
Net foreign exchange differences	—	6,520	14,095	—	916	21,531
As at December 31, 2018	1,766	14,009,264	9,286,462	841,059	101,772,876	125,911,427

			Financial
			liabilities	Financial
			included in	liabilities
	Financial		other current	included in
	liabilities at fair		payables and	other non-	Interest bearing
	value through	Trade and	accrued	current	loans and
	profit or loss	notes payables	expenses	liabilities	borrowings	Total
As at January 1, 2019	1,766	14,009,264	9,286,462	841,059	101,772,876	125,911,427

Net cash generated from operating activities	—	(1,385,080)	470,478	—	—	(914,602)

Net cash flows from/(used in) investing activities	(961)	(41,607)	622,995	474,548	7,157,695	8,212,670
Proceeds from gold leasing arrangement	—	—	—	—	6,921,860	6,921,860
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	—	—	—	—	37,965,385	37,965,385
Repayments of senior perpetual securities	—	—	—	—	(352,648)	(352,648)
Repayments of medium-term notes and short-term bonds	—	—	—	—	(22,400,000)	(22,400,000)
Repayments of gold leasing arrangement	—	—	—	—	(1,607,905)	(1,607,905)
Drawdown of short-term and long-term bank and other loans	—	—	—	—	40,669,197	40,669,197
Repayments of short-term and long-term bank and other loans	—	—	—	—	(66,105,388)	(66,105,388)
Principal portion of lease payment	—	—	—	—	(3,032,106)	(3,032,106)
Dividends paid by subsidiaries to non-controlling shareholders	—	—	(23,715)	—	—	(23,715)
Amortization of unrecognized finance expenses and interest expense	—	—	—	—	487,249	487,249
Interest paid	—	—	235,310	—	22,631	257,941
Reclassification	—	—	162,120	(162,120)	—	—
Net cash (used in)/ generated from financing activities	—	—	373,715	(162,120)	(7,431,725)	(7,220,130)
Net foreign exchange differences	—	2,178	10,408		31,321	43,907
As at December 31, 2019	805	12,584,755	10,764,058	1,153,487	101,530,167	126,033,272

Schedule of total cash outflow for leases

2019
Within operating activities	65,426
Within financing activities	3,032,106
3,097,532